Income Taxes	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

15. Income Taxes

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Income tax expense/(benefit)	$335	$52	$1,058	$278
Effective tax rate	332%	(2)%	206%	(5)%

The effective rate for the three and six month period ended September 30, 2024 is higher than the statutory rate due to losses in certain jurisdictions that did not create a benefit, combined with income in others creating tax expense. The effective tax rate for the three month and six month period ended September 30, 2024 isn’t comparable to the three month and six month period ended September 30, 2023 due to the pre-tax book income for three month and six month period ended September 30 2024 being close to break even.

The Company prepares its financial statements on a consolidated basis. Income tax expense is calculated in accordance with the local tax laws of each entity in its relevant jurisdiction on a separate company basis.

As of September 30, 2024 and September 30, 2023, the Company had unrecognized tax benefits of $4,250 and $0, respectively, which related to tax positions that, if recognized, would affect the annual effective tax rate. The company recognized accrued interest and penalties in income tax expense. As of September 30, 2024 and September 30, 2023 accrued interest and penalties totaling to $76 and $0 respectively is included in long-term liabilities. The Company has identified potential penalty exposure in relation to specific information reporting requirements in the United States. Although the Company is trying to address these issues and pursue penalty abatement, it has recorded a long-term payable for the penalties, until potential relief is granted. As of September 30, 2024 and September 30, 2023, the recorded accrual balances stand at $1,200 and $1,200, respectively.

15. Income Taxes

The components of loss before income tax for the years ended March 31, 2024 and 2023 were as follows:

	Year ended March 31,
	2024	2023
U.S. operations	$(11,652)	$(4,806)
Non-U.S. operations	4,455	5,810
Total loss before income taxes	$(7,197)	$1,004

The provision for income taxes during the years ended March 31, 2024 and 2023 consists of the following:

	Year ended March 31,
	2024	2023
Current:
State	$—	$—
Federal	—	—
Foreign	347	1,435
Deferred:	—	—
State	—	—
Federal	1	58
Foreign

Noncurrent:
State	—	—
Federal	200	525
Foreign	698	—
Total	$1,246	$2,018

A reconciliation of income tax expense computed at the statutory corporate income tax rate to the effective income tax rate for the years ended March 31, 2024 and 2023 is as follows:

	Year ended March 31,
	2024	2023
Tax expense computed at federal statutory rate	21.0%	21.0%
State tax	6.4%	(12.7)%
Change in valuation allowance	11.6%	80.0%
Foreign rate differential	9.2%	(7.7)%
Non-deductible expenses	(15.2)%	62.6%
Uncertain Tax Positions	(53.5)%	52.3%
Other	3.2%	5.5%
Total income tax expense	(17.3)%	201.0%

The Company’s deferred tax position reflects the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the deferred tax assets and liabilities are as follows:

	Year ended March 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$6,793	$6,483
Pension	422	323
Accrued expenses	35	138
Section 163(j) interest expense carryforward	84	165
Capitalized R&D	332	689
GAAP to statutory adjustments	741	686
Other	217	152
Total gross deferred tax assets	8,624	8,636
Less: valuation allowance	(8,139)	(8,264)
Total deferred tax assets, net of valuation allowance	$485	$372
Deferred tax liabilities:
Depreciation	$6	$7
GAAP to statutory adjustments	418	424
Other	173	51
Total gross deferred tax liabilities	597	482
Net deferred tax liabilities	$112	$110

The valuation allowance for deferred tax assets as of March 31, 2024 and 2023 primarily relates to net operating loss and interest deduction limitation carryforwards that, in the judgment of the Company, are not more-likely-than-not to be realized.

In assessing the realizability of deferred tax assets, the Company considers whether it is more-likely-than-not that some portion or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income, and tax-planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company believes it is more-likely-than-not that it will realize the benefits of these deductible differences, net of the existing valuation allowances as of March 31, 2024 and 2023.

As of March 31, 2024 and 2023, the Company has tax effected net operating loss carryforwards in U.S. of $5,000 and $2,453, respectively, of which $761 will expire starting in 2035 and the remainder which can be carried forward indefinitely. As of March 31, 2024 and 2023, the Company has U.S. state tax effected net operating loss carryforwards of approximately $1,169 and $464 that, if unused, will expire starting in 2035. As of March 31, 2024 and 2023, the Company has other foreign tax effected net operating loss carryforwards of $912 and $4,946 of which the majority can be carried forward seven years.

The Company prepares its financial statements on a consolidated basis. Income tax expense is calculated in accordance with the local tax laws of each entity in its relevant jurisdiction on a separate company basis.

A reconciliation of beginning and ending amount of unrecognized tax liability is presented below:

	Year ended March 31,
	2024	2023
Unrecognized Tax Liability – beginning balance	$—	$—
Net Increases – tax positions in current year	—	—
Net Increases – tax positions in prior year	3,499
Total income tax expense	$3,499	—

As of March 31, 2024 and March 31, 2023, the company had unrecognized tax benefits of $3,499, and $0, respectively, which related to tax positions that, if recognized, would affect the annual effective tax rate. The company recognized accrued interest and penalties in income tax expense. As of March 31, 2024 and March 31, 2023 accrued interest and penalties totaling to $159 thousand, and $0, respectively, is included in other long-term liabilities. The Company has identified potential penalty exposure in relation to specific information reporting requirements in the United States. Although the Company is trying to address these issues and pursue penalty abatement, it has recorded a long-term payable for the penalties, until potential relief is granted. As of March 31, 2024 and 2023, the recorded accrual balances stand at $1,200 and $1,000, respectively.

The Company is subject to taxation in Switzerland, the U.S., and other jurisdictions of its foreign subsidiaries. As of March 31, 2024, tax years 2020, 2021, and 2022 are subject to examination by the tax authorities in the U.S. The Company is not currently under examination by tax authorities in any jurisdiction.